Capital Adequacy and Regulatory and Supervisory Matters - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Jan. 21, 2011
Regulatory Requirements [Line Items]
Entry date into stipulation and consent with FDIC and IDFPR			2011-01-21
Tier I capital ( to average assets)	2.90%	3.30%	8.00%
Total capital ( to risk-weighted assets)	5.50%	6.10%	12.00%
Time limit to achieve the capital ratios	120 days	120 days
Required increase of allowance for loan losses	$ 4,728,000	$ 4,728,000
Reducing the bank's risk position in each asset in excess	$ 500,000	$ 500,000